Prepaid Expenses (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rent		$ 9,200
Research and development		20,800
Insurance	451,500	345,700
Legal	7,500	10,000
Other	61,800	41,200
Total	$ 520,800	$ 426,900